Closure and Rehabilitation Provisions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Proportion of the entity undiscounted forecast cashflows	100.00%	100.00%
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
Reasonably possible acceleration in forecast cash flows	1 year
Percentage of reasonably possible increase in real discount rates	0.50%
Decrease in closure and rehabilitation provision due to reasonably possible increase in real discount rates	$ 770
Increase in net finance costs due to reasonably possible increase in real discount rates	32
Increase in Provision due to reasonably possible acceleration in forecast cash flows	$ 326
Closure and rehabilitation provisions [member] | After Thirty Years [Member]
Disclosure of other provisions [line items]
Proportion of the entity undiscounted forecast cashflows	42.00%	44.00%
Closure and rehabilitation provisions [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Remaining production life	4 years	4 years
Closure and rehabilitation provisions [member] | Top of range [member]
Disclosure of other provisions [line items]
Remaining production life	79 years	86 years
Closure and rehabilitation provisions [member] | Closed and contaminated sites rehabilitation asset [member]
Disclosure of other provisions [line items]
Increases to existing and new provisions associated closure and remediation costs charged to the income statement	$ 78	$ 101	$ 38
Decrease in income statement charge due to reasonably possible increase in real discount rates	238
Increase decrease in income statement charge due to reasonable possible acceleration in forecast of cash flows	128
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
Decrease in property, plant and equipment due to reasonably possible increase in real discount rates	532
Decrease in depreciation expense due to reasonably possible increase in real discount rates	38
Increase in property, plant and equipment due to reasonably possible acceleration in forecast cash flows	$ 198